WARRANTS AND DERIVATIVE WARRANT LIABILITY (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013 Liability Classified Warrants [Member]	Dec. 31, 2012 Liability Classified Warrants [Member]
Schedule Of Share Based Payment Award Warrants Derivative Liability Valuation Assumptions [Line Items]
Calculated aggregate value (in thousands)			$ 1,010	$ 1,176
Exercise price per share of warrant			$ 1.50	$ 1.50
Closing price per share of common stock			$ 2.15	$ 2.20
Volatility		60.30%	50.00%	54.00%
Expected term (years)		4 years 8 months 12 days	3 months 18 days	6 months
Risk-free interest rate		0.70%	0.07%	0.11%
Dividend yield	0.00%		0.00%	0.00%